Long-term investments - Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Carrying amount	$ 179,728	$ 122,752
Development loans receivable	158,110	52,923
Indirect guarantees of debt on behalf of VIEs	740,866	436,790
Other indirect guarantees and commitments on behalf of VIEs	303,641	221,433
APUC's maximum exposure in regard to VIE's	$ 1,382,345	$ 833,898